CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2012
Details of Customer Accounting for Net Revenues	Details of customers accounting for 10% or more of net revenues are as follows:

	Years Ended December 31,
Customer	2010	2011	2012
A	21%	34%	25%
B	12%	16%	18%